DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 2,886,222	$ 5,218,283	$ 3,909,546
COST OF REVENUE	(1,235,370)	(1,184,185)	(1,149,148)
GROSS PROFIT	1,650,852	4,034,098	2,760,398
Operating expenses	(2,585,375)	(5,583,036)	(3,931,088)
Loss before income taxes	(3,822,079)	(1,818,212)	(949,847)
Income tax expenses	(1,973)	(460,040)	(300,034)
Net loss	(4,958,744)	(1,688,903)	$ (1,249,881)
Discontinued Operation Member
Revenue	7,623,039	6,385,017
COST OF REVENUE	(6,564,075)	(4,413,863)
GROSS PROFIT	1,058,964	1,971,154
Operating expenses	(1,252,331)	(1,807,103)
Other expenses	941,325	425,298
Loss before income taxes	(1,134,692)	589,349
Income tax expenses	0	0
Net loss	$ (1,134,692)	$ 589,349